Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($)		12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024		Jun. 30, 2023
Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) [Line Items]
Net income		$ 764,919		$ 1,548,347		$ 996,157
Weighted average number of Shares outstanding-Basic		10,597,527		10,000,000		10,000,000
Weighted average number of Shares outstanding-Diluted		10,597,527		10,000,000		10,000,000
Net income per Share-Basic		$ 0.07		$ 0.15		$ 0.1
Net income per Share-Diluted		$ 0.07		$ 0.15		$ 0.1
Common Class A [Member]
Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) [Line Items]
Weighted average number of Shares outstanding-Basic	[1]	10,597,527		10,000,000		10,000,000
Weighted average number of Shares outstanding-Diluted	[1]	10,597,527		10,000,000		10,000,000
Net income per Share-Basic	[1]	$ 0.07		$ 0.15		$ 0.1
Net income per Share-Diluted	[1]	$ 0.07		$ 0.15		$ 0.1
Common Class B [Member]
Earnings Per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) [Line Items]
Weighted average number of Shares outstanding-Basic	[1]	0		0		0
Weighted average number of Shares outstanding-Diluted	[1]	0		0
Net income per Share-Basic	[1]	$ 0		$ 0		$ 0
Net income per Share-Diluted		$ 0	[1]	$ 0	[1]	$ 0

[1]	The shares and per share data are presented on a retroactive basis to reflect the stock split.